Convertible note	12 Months Ended
Dec. 31, 2021
Convertible note
Convertible note

26          Convertible note

Convertible note in 2016

On 8 December 2016, the Company entered into a convertible note purchase agreement, and pursuant to which, the Company issued a convertible note at principal amount of US$8,700,948 (equivalent to approximately RMB60,163,000). The key terms of the convertible note are summarised as follows:

(a)	Conversion feature

Convertible note is convertible into Series B Preferred Shares of the Company, at the option of the holder, unless the Company has previously elected to redeem the convertible note, at occurrence of an exit event, which refer to (a) the liquidation, dissolution or winding up of the Company; (b) the acquisition of the Company in which in excess of 50% of the Company’s voting power outstanding before such transaction is transferred; or (c) the sale or other disposition of all or substantially all of the assets of the Company and its subsidiaries or the exclusive licensing of substantially all of the intellectual properties of the Company and its subsidiaries or (d) an initial public offering of the Company’s shares an internationally recognised stock exchange (the “Exit Event”).

26          Convertible note (Continued)

Convertible note in 2016 (Continued)

(b)	Redemption feature

At any time after the earliest of (i) an Exit Event, or (ii) the fourth anniversary of the issuance of the convertible note, both holder and the Company have a right to redeem all outstanding convertible note. The redemption price equals to 100% of the issue price plus an amount accruing at a rate of 15% per annum, compounding semi-annually, beginning on the date of issuance of such convertible note and to the redemption price payment date, plus any declared and unpaid dividends.

Before the first anniversary of the issuance of the convertible note, the convertible note is redeemable at the option of the Company and with the consent of the convertible note holder. The redemption price equals to 100% of the issue price plus an interest amount accruing at a rate of 8% of the issue price.

Upon or after the first anniversary but prior to fourth anniversary of the issuance of the convertible note, at the option of the Company, the convertible note is redeemable at redemption price equals to 100% of the issue price plus an amount accruing at a rate of 15% per annum, beginning on the date of issuance of such convertible note and to the redemption price payment date, plus any declared and unpaid dividends.

(c)	Fair value measurement

The Group monitors the convertible note on a fair value basis which is in accordance with its risk management strategy and does not bifurcate any feature from its debt host instrument and designates the entire hybrid contract as a financial liability at fair value through profit or loss with the changes in the fair value recorded in consolidated statement of comprehensive income.

26          Convertible note (Continued)

Convertible note in 2016 (Continued)

(c)	Fair value measurement (Continued)

As at 31 December 2019, the directors had used the market comparable method.

On 13 November 2019, the convertible note has been fully redeemed and repaid pursuant to (b) disclosed above.

The movement of the convertible note is set out as below:

RMB’000
For the year ended 31 December 2018
At 1 January 2018	61,446
Change in fair value	9,152
At 31 December 2018	70,598
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	9,152
For the year ended 31 December 2019
At 1 January 2019	70,598
Change in fair value	5,193
Repayment during the year	(75,791)
At 31 December 2019	—

Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	5,193

Convertible note in 2020

On 17 September 2020, the Company entered into a convertible note purchase agreement, and pursuant to which, the Company issued a convertible note at principal amount of US$5,000,000 (equivalent to approximately RMB33,474,000). The maturity date is 17 March 2023. The key terms of the convertible note are summarised as follows:

(a)	Conversion feature

Convertible note is convertible into American Depository Receipts (“ADRs of the Company, at the option of the holder after 6 months from the issue date to the maturity date, unless the Company has previously elected to redeem the convertible note.

(b)	Redemption feature

The Company has a right to redeem all outstanding convertible note after one year from the issue date. The holder has a right to redeem all outstanding convertible note at maturity date at a price equivalent to 12.5% internal rate of return compounded annually from the issue date to maturity date. The Company can elect to redeem all outstanding convertible note after one year from the issue date at a price equivalent to 15% internal rate of return compounded annually from the issue date to the redemption date.

Before the first anniversary of the issuance of the convertible note, the convertible note is redeemable at the option of the Company and by giving notice in writing to the convertible note holder.

26          Convertible note (Continued)

Convertible note in 2020 (Continued)

(c)	Fair value measurement

The Group monitors the convertible note on a fair value basis which is in accordance with its risk management strategy and does not bifurcate any feature from its debt host instrument and designates the entire hybrid contract as a financial liability at fair value through profit or loss with the changes in the fair value recorded in consolidated statement of comprehensive income.

As at 31 December 2021, the directors had used the market comparable method.

The movement of the convertible note is set out as below:

RMB’000

For the year ended 31 December 2020
At 1 January 2020	—
Convertible note issued	33,474
Unrealised exchange difference	(883)
Change in fair value	1,599

At 31 December 2020	34,190

Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	1,599

For the year ended 31 December 2021
At 1 January 2021	—
Opening value	34,190
Unrealised exchange difference	(371)
Change in fair value	4,240

At 31 December 2021	38,059

Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	4,240